June 5, 2017 Via EDGAR	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Jacob C. Tiedt Associate +1 312 609 7697 jtiedt@vedderprice.com

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Touchstone Variable Series Trust (File No. 811-08416) (the “Registrant”) Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance by the series of the Registrant set forth in the table below (each, an “Acquiring Fund”) of shares of beneficial interest belonging to the classes indicated in connection with the reorganization of each of the corresponding series of Sentinel Variable Products Trust (each, a “Target Fund”) into the applicable Acquiring Fund (the “Reorganizations”).

Acquiring Fund	Corresponding Target Fund
Touchstone Balanced Fund	Sentinel Variable Products Balanced Fund

Touchstone Bond Fund	Sentinel Variable Products Bond Fund

Touchstone Common Stock Fund	Sentinel Variable Products Common Stock Fund

Touchstone Small Company Fund	Sentinel Variable Products Small Company Fund

Each Acquiring Fund is a newly formed series of the Registrant.

This filing is the third of three filings that will be made in connection with the integration of the Sentinel Funds into the Touchstone Funds. In addition to the Registrant’s Registration Statement on Form N-14 transmitted herewith, (1) Touchstone Strategic Trust (“TST”) (CIK: 0000711080; File No. 333-218331) filed on May 30, 2017 a Registration Statement on Form N-14 relating to the reorganizations of six series of Sentinel Group Funds, Inc. into two existing and four newly formed series of TST, and (2) Touchstone Funds Group Trust (“TFGT”) (CIK: 0000914243; File No. 333-218333) filed on May 30, 2017 a Registration Statement on Form N-14 relating to the reorganizations of three series of Sentinel Group Funds, Inc. into two existing series of TFGT.

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June 5, 2017

Please contact Renee M. Hardt at (312) 609-7616 or the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Yours very truly,

/s/ Jacob C. Tiedt

Jacob C. Tiedt
Associate

JCT/Enclosures